NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 2,363	£ 2,497	[1]	£ 2,786	[1]
Fee and commission expense	(1,027)	(1,228)	[1]	(1,024)	[1]
Net fee and commission income	1,336	1,269	[1]	1,762	[1]
Current Accounts [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	656	647		712
Credit and Debit Card Fees [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	961	974		949
Commercial banking and treasury fees [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	166	271		321
Private Banking and Asset Management [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	38	94		98
Factoring [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	103	83		91
Other Fees and Commissions [member]
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 439	£ 428		£ 615

[1]	Restated, see note 1.